Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Non-current assets	CAD 2,031.6	CAD 2,491.5
Gross revenue	5,140.1	4,300.1
Canada [member]
Disclosure of geographical areas [line items]
Non-current assets	452.4	471.2
Gross revenue	1,202.3	1,168.8
United States [member]
Disclosure of geographical areas [line items]
Non-current assets	1,311.2	1,479.8
Gross revenue	2,923.2	2,468.2
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	119.3	135.9
Gross revenue	533.0	318.2
Global [member]
Disclosure of geographical areas [line items]
Non-current assets	148.7	404.6
Gross revenue	CAD 481.6	CAD 344.9